Segment Information - Net Revenues by Product Segment and by Product Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total net revenues	$ 11,800	$ 13,269	$ 17,286
Operating segments
Segment Reporting Information [Line Items]
Total net revenues	11,786	13,254	17,270
Corporate and reconciling items
Segment Reporting Information [Line Items]
Total net revenues	14	15	16
AM&S | Operating segments
Segment Reporting Information [Line Items]
Total net revenues	5,085	5,429	6,232
P&D | Operating segments
Segment Reporting Information [Line Items]
Total net revenues	1,685	2,461	3,098
EMP | Operating segments
Segment Reporting Information [Line Items]
Total net revenues	3,580	3,853	6,353
RFOC | Operating segments
Segment Reporting Information [Line Items]
Total net revenues	$ 1,436	$ 1,511	$ 1,587